ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Optimal Allocations Fund: Growth

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/aamus.nsf/usmutualfunds/fundsliterature. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated March 1, 2010, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GVAAX	Class B: GVABX	Class C: GAACX	Class R: GAARX	Institutional Class: GAAIX	Institutional Service Class: GVISX

Objective

The Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 131-132 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on page 140-141 of the Fund's Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	2.25%	2.21%	2.21%	2.23%	2.21%	2.21%
Acquired Fund Fees and Expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	3.72%	4.43%	4.43%	3.95%	3.43%	3.43%
Less: Amount of Fee Limitations/Expense Reimbursements[1]	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.61%	2.32%	2.32%	1.84%	1.32%	1.32%

1  The Fund is a series of Aberdeen Funds (the "Trust") and is advised by Aberdeen Asset Management Inc. (the "Adviser"). The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class C, 0.75% for Class R, 0.25% for Institutional Class, and 0.25% for Institutional Service Class at least through February 28, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and administrative services fees. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2011, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Optimal Allocations Fund: Growth

Example

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$729	$1,464	$2,217	$4,186
Class B shares	$735	$1,450	$2,275	$4,220
Class C shares	$335	$1,150	$2,075	$4,435
Class R shares	$187	$1,010	$1,851	$4,032
Institutional Class shares	$134	$857	$1,602	$3,570
Institutional Service Class shares	$134	$857	$1,602	$3,570

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$235	$1,150	$2,075	$4,220
Class C shares	$235	$1,150	$2,075	$4,435

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.59% of the average value of its portfolio.

Principal Strategies

The Growth Fund pursues its objective primarily by seeking growth of capital. The Growth Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Growth Fund's allocation is more heavily weighted toward equity investments, including non-traditional asset classes.

The Growth Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Growth Fund may be appropriate for investors with a long time horizon and/or those who want active participation in multiple equity markets, with a modest allocation to the fixed income markets, or for those seeking to add risk to a more conservative portfolio.

The Adviser establishes model weights among different asset classes based on the Growth Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Growth Fund in order to achieve the Growth Fund's investment objective. The Growth Fund's current target allocation ranges for investment are: 30-60% in U.S. Stocks, 25-60% in Foreign Stocks, 0-15% in Bonds and Short-Term Investments and 5-20% in Real Assets (includes investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund Details: Additional Information about Principal Strategies" in the prospectus.

Principal Risks

The Growth Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others. The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk – Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Optimal Allocations Fund: Growth

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as "market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Fund does not intend to engage in market timing in Underlying Fund shares. However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio manager is not successful in minimizing their impact.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, as well as risks applicable to the Underlying Funds and their corresponding asset classes, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Growth Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Growth Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Growth Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Growth Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns shown for the Institutional Service Class for periods prior to its commencement of operations are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what each the Institutional Service Class would have produced because both classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Growth Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Composite Growth Index, which is a hypothetical combination of broad-based indexes. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class A Shares (Years Ended December 31)

Best Quarter: 18.84% – 2nd quarter of 2009
Worst Quarter: -21.74% – 4th quarter of 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2009

	1 Year	5 Years	Since Inception (June 29, 2004)
Class A shares – Before Taxes	23.67%	1.76%	3.57%
Class A shares – After Taxes on Distributions	23.51%	0.25%	2.10%
Class A shares – After Taxes on Distributions and Sales of Shares	15.57%	0.87%	2.44%
Class B shares – Before Taxes	25.35%	1.92%	3.75%
Class C shares – Before Taxes	29.49%	2.22%	3.89%
Class R shares – Before Taxes	31.20%	2.70%	4.35%
Institutional Class shares – Before Taxes	31.20%	2.70%	4.35%
Institutional Service Class shares – Before Taxes	31.20%	2.70%	4.35%

ABERDEEN FUNDS: SUMMARY PROSPECTUS

MARCH 1, 2010

Aberdeen Optimal Allocations Fund: Growth

	1 Year	5 Years	Since Inception (June 29, 2004)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	1.73%
Composite Growth Index (reflects no deduction for fees, expenses or taxes)	27.03%	1.67%	3.11%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Growth Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Richard Fonash, CFA®	Senior Investment Manager	2000

Allison Mortensen, CFA®	Investment Manager	2004

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A, Class B* and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

*  Class B shares are only available to existing shareholders of Class B shares.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.